MINERAL PROPERTY COSTS (Tables)	12 Months Ended
Oct. 31, 2021
Extractive Industries [Abstract]
SCHEDULE OF MINERAL PROPERTY COSTS

	Beaverdell Property	Silverado Property	Tami Mosi Property	Total
	$	$	$	$

Balance, October 31, 2019	1	1	93,452	93,454
Sale of mineral property	(1)	–	–	(1)
Balance, October 31, 2020 and 2021	–	1	93,452	93,453